Exhibit 99.1

World Omni Auto Receivables Trust 2018-B

Monthly Servicer Certificate

November 30, 2018

Dates Covered
Collections Period	11/01/18 - 11/30/18
Interest Accrual Period	11/15/18 - 12/16/18
30/360 Days	30
Actual/360 Days	32
Distribution Date	12/17/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/18	658,325,833.34	32,304
Yield Supplement Overcollateralization Amount 10/31/18	47,424,357.19	0
Receivables Balance 10/31/18	705,750,190.53	32,304
Principal Payments	20,997,900.84	747
Defaulted Receivables	1,144,681.24	44
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/18	45,430,632.84	0
Pool Balance at 11/30/18	638,176,975.61	31,513

Pool Statistics	$ Amount	# of Accounts
Pool Factor	77.57%
Prepayment ABS Speed	1.32%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	4,065,596.46	190
Past Due 61-90 days	1,302,271.81	62
Past Due 91-120 days	201,727.51	12
Past Due 121+ days	0.00	0
Total	5,569,595.78	264

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.81%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.22%
Delinquency Trigger Occurred	NO

Recoveries	526,844.10
Aggregate Net Losses/(Gains) - November 2018	617,837.14
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.05%
Prior Net Losses Ratio	0.41%
Second Prior Net Losses Ratio	0.66%
Third Prior Net Losses Ratio	0.90%
Four Month Average	0.76%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.32%

Overcollateralization Target Amount	16,911,689.85
Actual Overcollateralization	16,911,689.85
Weighted Average APR	3.06%
Weighted Average APR, Yield Adjusted	6.12%
Weighted Average Remaining Term	57.04

Flow of Funds	$ Amount

Collections	23,316,463.13
Investment Earnings on Cash Accounts	40,636.89
Servicing Fee	(588,125.16)
Transfer to Collection Account	0.00
Available Funds	22,768,974.86

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,415,730.76
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	2,703,223.15
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	16,911,689.85
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	1,673,557.43

Total Distributions of Available Funds	22,768,974.86

Servicing Fee	588,125.16
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 11/15/18	640,880,198.76
Principal Paid	19,614,913.00
Note Balance @ 12/17/18	621,265,285.76

Class A-1
Note Balance @ 11/15/18	0.00
Principal Paid	0.00
Note Balance @ 12/17/18	0.00
Note Factor @ 12/17/18	0.0000000%

Class A-2
Note Balance @ 11/15/18	271,840,198.76
Principal Paid	19,614,913.00
Note Balance @ 12/17/18	252,225,285.76
Note Factor @ 12/17/18	92.4579493%

Class A-3
Note Balance @ 11/15/18	272,800,000.00
Principal Paid	0.00
Note Balance @ 12/17/18	272,800,000.00
Note Factor @ 12/17/18	100.0000000%

Class A-4
Note Balance @ 11/15/18	71,720,000.00
Principal Paid	0.00
Note Balance @ 12/17/18	71,720,000.00
Note Factor @ 12/17/18	100.0000000%

Class B
Note Balance @ 11/15/18	24,520,000.00
Principal Paid	0.00
Note Balance @ 12/17/18	24,520,000.00
Note Factor @ 12/17/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,480,504.43
Total Principal Paid	19,614,913.00
Total Paid	21,095,417.43

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	582,191.09
Principal Paid	19,614,913.00
Total Paid to A-2 Holders	20,197,104.09

Class A-3
Coupon	2.87000%
Interest Paid	652,446.67
Principal Paid	0.00
Total Paid to A-3 Holders	652,446.67

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.8440840
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.4319080
Total Distribution Amount	26.2759920

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	2.1341316
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	71.9021738
Total A-2 Distribution Amount	74.0363054

A-3 Interest Distribution Amount	2.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.3916667

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	137.81
Noteholders' Principal Distributable Amount	862.19

Account Balances	$ Amount

Reserve Account
Balance as of 11/15/18	2,042,854.72
Investment Earnings	3,576.86
Investment Earnings Paid	(3,576.86)
Deposit/(Withdrawal)	-
Balance as of 12/17/18	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72